GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Changes in goodwill [abstract]
Summary of reconciliation of goodwill and goodwill allocation
The following table provides a reconciliation of goodwill:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2021		$966
Acquisitions through business combinations	3	691
Foreign exchange		(131)
Balance, as at December 31, 2022		1,526
Adjustments to purchase equation	3	(54)
Acquisitions through business combinations	3	340
Disposal		(18)
Foreign exchange and other		150
Balance, as at December 31, 2023		$1,944
Goodwill is allocated to the following CGUs or group of CGUs:

(MILLIONS)	2023	2022
Value-in-use method
Europe Utility-scale solar Development(1)	$78	$66
Europe Wind	38	—
Europe Storage	111	—
U.S. Utility-scale Solar	307	287
U.S. Distributed Generation(2)	350	424
U.S Wind	9	9
Chile Distributed Generation	16	17
India Wind	86	—
India Utility-scale Solar	77	—
India Distributed Generation	18	—
	1,090	803
Fair value less costs of disposal
Europe Wind	47	46
Europe Utility-scale Solar	103	100
South America Wind	—	18
	150	164
Colombia Hydroelectric(3)	704	559
	$1,944	$1,526
(1)Includes $10 million (2022: nil) of goodwill related to a leading independent UK renewables developer with 260 MW onshore wind assets, 800 MW near-term development and another 3 GW of later stage projects acquired in 2023, and $68 million (2022: $66 million) of goodwill related to a 1.7 GW portfolio of utility-scale solar development assets in Germany acquired in 2022.
(2)Includes $115 million (2022: $115 million) of goodwill related to 360 MW of operating and 700 MW of development business acquired in 2021, $235 million (2022: $309 million) related to the acquisition of an integrated distributed generation developer with approximately 500 MW of contracted operating and under construction assets and an 1.8 GW of development pipeline in the United States acquired in 2022.
(3)Goodwill related to the Colombia hydroelectric segment was created as a result of recording the deferred tax liabilities assumed in the purchase price allocations of business combinations. The deferred tax liabilities are measured in accordance with IAS 12 in the purchase price allocations rather than at fair value. As a result, the goodwill recorded does not represent ‘core’ goodwill, but rather goodwill created as a result of accounting concepts or ‘non-core’ goodwill in order to avoid an immediate impairment of this ‘non-core’ goodwill.